Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Dividend on preferred stock, shares of common stock issuable	79,292	79,292